FINANCIAL RISK MANAGEMENT - Exposure to Interest Rate Risk (Details) - Interest rate risk - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	S/ 2,753,434	S/ 6,548,011
Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,775,055	6,460,957
Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(21,621)	87,054
Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	39,147,296	30,275,286
Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	48,706,271	29,679,769
Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	127,761,125	110,485,717
Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	823,270	620,544
Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	937,223	838,731
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	919,419	791,704
Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,306,996	2,335,254
Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	220,601,600	175,027,005
Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	142,365,502	112,005,385
Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	33,901,874	16,519,748
Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	338,446	216,734
Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	11,675,076	9,950,233
Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	561,602	493,700
Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	16,319,407	14,946,363
Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	3,907,415	3,811,376
Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	25,445,647	26,746,310
Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	234,514,969	184,689,849
Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(13,934,990)	(9,575,790)
Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Non-Interest Bearing Assets [Member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Non-Interest Bearing Assets [Member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Non-Interest Bearing Assets [Member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Non-Interest Bearing Assets [Member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	7,544,354	6,571,315
Non-Interest Bearing Assets [Member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	502,455	578,788
Non-Interest Bearing Assets [Member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(2,698,907)	(332,893)
Non-Interest Bearing Assets [Member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	823,270	620,544
Non-Interest Bearing Assets [Member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Non-Interest Bearing Assets [Member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	20,941	0
Non-Interest Bearing Assets [Member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,176,901	2,023,067
Non-Interest Bearing Assets [Member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	8,369,014	9,460,821
Non-Interest Bearing Assets [Member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,590,832	3,180,085
Non-Interest Bearing Assets [Member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	54,771	225,797
Non-Interest Bearing Assets [Member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Non-Interest Bearing Assets [Member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	326,449	54,293
Non-Interest Bearing Assets [Member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	561,602	493,700
Non-Interest Bearing Assets [Member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	172,000	15,905
Non-Interest Bearing Assets [Member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	3,247,834	3,008,995
Non-Interest Bearing Assets [Member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	25,445,647	26,746,310
Non-Interest Bearing Assets [Member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	32,399,135	33,725,085
Non-Interest Bearing Assets [Member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(24,030,121)	(24,264,264)
Non-Interest Bearing Assets [Member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(13,934,990)	(9,575,790)
Not later than one month [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	547,271	2,806,693
Not later than one month [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	112,357	323,360
Not later than one month [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	434,914	2,483,333
Not later than one month [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	20,110,489	12,702,384
Not later than one month [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	4,639,795	1,462,956
Not later than one month [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	12,721,639	14,595,317
Not later than one month [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Not later than one month [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	897,086	802,558
Not later than one month [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	726	734
Not later than one month [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	83,113	273,338
Not later than one month [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	38,452,848	29,837,287
Not later than one month [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	38,284,217	29,478,976
Not later than one month [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	620,946	3,742,155
Not later than one month [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	72,060	46,144
Not later than one month [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	296,493	266,556
Not later than one month [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Not later than one month [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	3	180,311
Not later than one month [member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	601,545	437,529
Not later than one month [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Not later than one month [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	39,875,264	34,151,671
Not later than one month [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(987,502)	(1,831,051)
Not later than one month [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(987,502)	(1,831,051)
Later than one month and not later than three months [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	1,307,322	2,849,046
Later than one month and not later than three months [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	1,017,607	821,872
Later than one month and not later than three months [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	289,715	2,027,174
Later than one month and not later than three months [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	1,607,867	1,841,425
Later than one month and not later than three months [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	11,068,740	1,346,028
Later than one month and not later than three months [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	15,427,902	17,107,120
Later than one month and not later than three months [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Later than one month and not later than three months [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	25,288	22,866
Later than one month and not later than three months [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	164,184	120,600
Later than one month and not later than three months [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,961	38,841
Later than one month and not later than three months [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	28,296,942	20,476,880
Later than one month and not later than three months [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	10,646,664	9,711,623
Later than one month and not later than three months [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,900,084	3,269,341
Later than one month and not later than three months [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	209,035	133,864
Later than one month and not later than three months [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	810,514	703,337
Later than one month and not later than three months [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Later than one month and not later than three months [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	425,231	252,316
Later than one month and not later than three months [member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	49,851	361,087
Later than one month and not later than three months [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Later than one month and not later than three months [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	15,041,379	14,431,568
Later than one month and not later than three months [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	13,545,278	8,072,486
Later than one month and not later than three months [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	12,557,776	6,241,435
From 3 months to 1 year | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	557,277	454,349
From 3 months to 1 year | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	360,010	3,798,631
From 3 months to 1 year | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	197,267	(3,344,282)
From 3 months to 1 year | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,052,436	3,683,141
From 3 months to 1 year | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	2,777,817	7,786,732
From 3 months to 1 year | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	31,709,621	28,291,817
From 3 months to 1 year | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
From 3 months to 1 year | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	9,472	8,496
From 3 months to 1 year | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	730,963	668,551
From 3 months to 1 year | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	34,482	8
From 3 months to 1 year | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	37,314,791	40,438,745
From 3 months to 1 year | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	18,968,119	19,010,084
From 3 months to 1 year | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	7,709,973	4,969,337
From 3 months to 1 year | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	40,349	25,838
From 3 months to 1 year | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	1,355,486	1,166,055
From 3 months to 1 year | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
From 3 months to 1 year | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	1,238,141	1,683,166
From 3 months to 1 year | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	8,185	3,765
From 3 months to 1 year | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
From 3 months to 1 year | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	29,320,253	26,858,245
From 3 months to 1 year | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	8,191,805	10,236,218
From 3 months to 1 year | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	20,749,581	16,477,653
Later than one year and not later than five years [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	341,564	272,223
Later than one year and not later than five years [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	1,046,481	1,110,774
Later than one year and not later than five years [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(704,917)	(838,551)
Later than one year and not later than five years [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	7,682,481	5,351,933
Later than one year and not later than five years [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	8,783,106	5,876,624
Later than one year and not later than five years [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	54,248,434	35,086,667
Later than one year and not later than five years [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Later than one year and not later than five years [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	5,377	4,811
Later than one year and not later than five years [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	1,930	1,348
Later than one year and not later than five years [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	9,539
Later than one year and not later than five years [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	70,730,867	46,321,383
Later than one year and not later than five years [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	62,281,065	43,285,525
Later than one year and not later than five years [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	19,573,712	1,784,133
Later than one year and not later than five years [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	17,002	10,888
Later than one year and not later than five years [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	3,133,235	2,703,092
Later than one year and not later than five years [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Later than one year and not later than five years [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	13,867,807	10,060,986
Later than one year and not later than five years [member] | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Later than one year and not later than five years [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Later than one year and not later than five years [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	98,872,821	57,844,624
Later than one year and not later than five years [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(28,846,871)	(12,361,792)
Later than one year and not later than five years [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(8,097,290)	4,115,861
Over 5 years | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	165,700
Over 5 years | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	238,600	406,320
Over 5 years | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	(238,600)	(240,620)
Over 5 years | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	149,669	125,088
Over 5 years | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	20,934,358	12,628,641
Over 5 years | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	16,352,436	15,737,689
Over 5 years | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Over 5 years | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Over 5 years | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	675	471
Over 5 years | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Over 5 years | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	37,437,138	28,491,889
Over 5 years | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	9,594,605	7,339,092
Over 5 years | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	3,042,388	2,528,985
Over 5 years | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Over 5 years | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	5,752,899	5,056,900
Over 5 years | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Over 5 years | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	616,225	2,753,679
Over 5 years | Other liabilitie [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Over 5 years | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	0	0
Over 5 years | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	19,006,117	17,678,656
Over 5 years | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	18,192,421	10,572,613
Over 5 years | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	S/ 10,095,131	S/ 14,688,474